Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia International ESG Equity Income ETF
Columbia U.S. ESG Equity Income ETF

PORTFOLIO OF INVESTMENTS
Columbia International ESG Equity Income ETF
January 31,2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia International ESG Equity Income ETF | First Quarter Report 2024
Common Stocks 99.1%
Issuer Shares Value ($)
Austria  1.1%
Erste Group Bank AG 1,142 49,682
OMV AG 476 21,359
voestalpine AG 358 10,733
Total 81,774
Belgium  0.4%
Solvay SA 241 6,660
Syensqo SA
(a)
241 21,595
Total 28,255
Brazil  0.2%
Yara International ASA 549 18,345
Burkina Faso  0.2%
Endeavour Mining PLC 626 11,256
Denmark  2.2%
AP Moller - Maersk A/S Class B 12 22,253
Coloplast A/S Class B 487 56,608
Orsted AS
(b)
637 36,344
Pandora A/S 278 40,879
Total 156,084
Finland  1.6%
Elisa OYJ 478 21,937
Kesko OYJ Class B 888 17,440
Nokia OYJ 17,544 63,308
Orion OYJ Class B 351 16,288
Total 118,973
France  5.3%
Legrand SA 871 85,378
TotalEnergies SE 4,507 294,233
Total 379,611
Germany  21.3%
Bayerische Motoren Werke AG 947 99,555
Brenntag SE 430 38,423
Commerzbank AG 3,532 40,975
DHL Group 3,194 154,461
E.ON SE 7,484 102,106
Evonik Industries AG 679 12,646
Fresenius SE & Co. KGaA 1,390 39,438
Mercedes-Benz Group AG 2,905 198,326
Merck KGaA 437 72,343
Rational AG 17 13,185
RWE AG 2,286 85,247
SAP SE 1,975 344,971
Siemens AG 1,863 337,307
Total 1,538,983
Hong Kong  1.7%
Hong Kong Exchanges & Clearing Ltd. 4,031 122,004
Israel  0.5%
Bank Hapoalim BM 4,250 36,427
Italy  2.3%
Eni SpA 6,964 112,062
Prysmian SpA 868 38,648
Recordati Industria Chimica e Farmaceutica
SpA 328 18,278
Total 168,988
Japan  37.0%
Asahi Group Holdings Ltd. 1,502 56,617
Astellas Pharma, Inc. 5,833 68,835
Canon, Inc. 3,041 84,880
Capcom Co. Ltd. 552 21,317
Chubu Electric Power Co., Inc. 2,114 27,731
Chugai Pharmaceutical Co. Ltd. 2,097 76,707
Daiwa House Industry Co. Ltd. 1,812 56,824
Common Stocks (continued)
Issuer Shares Value ($)
Hikari Tsushin, Inc. 62 10,968
Hirose Electric Co. Ltd. 101 11,926
Hitachi Ltd. 2,977 237,773
Hulic Co. Ltd. 1,201 13,458
ITOCHU Corp. 3,989 184,257
JFE Holdings, Inc. 1,790 28,697
Kansai Electric Power Co., Inc. (The) 2,280 31,515
KDDI Corp. 4,911 164,523
Kirin Holdings Co. Ltd. 2,597 37,718
Komatsu Ltd. 2,951 85,699
Kyowa Kirin Co. Ltd. 830 13,250
Marubeni Corp. 5,061 87,994
Mitsubishi Chemical Group Corp. 4,181 25,597
Mitsubishi Corp. 11,751 206,200
Mitsubishi HC Capital, Inc. 2,519 18,112
Mitsui & Co. Ltd. 4,486 185,087
NEC Corp. 806 53,485
Nippon Sanso Holdings Corp. 543 14,004
Nippon Steel Corp. 2,623 64,061
Nitto Denko Corp. 465 39,160
Nomura Real Estate Holdings, Inc. 360 10,004
Ono Pharmaceutical Co. Ltd. 1,139 20,820
Osaka Gas Co. Ltd. 1,180 25,122
Otsuka Corp. 371 15,822
Otsuka Holdings Co. Ltd. 1,398 55,700
Panasonic Holdings Corp. 7,111 68,519
SoftBank Corp. 9,453 126,978
Sompo Holdings, Inc. 960 50,510
Sumitomo Corp. 3,684 86,067
Sumitomo Realty & Development Co. Ltd. 892 28,534
Suntory Beverage & Food Ltd. 421 13,917
Toho Co. Ltd. 353 11,633
Tokio Marine Holdings, Inc. 5,769 155,103
Toyota Tsusho Corp. 647 43,315
Trend Micro, Inc. 434 25,249
Yamaha Motor Co. Ltd. 2,862 27,548
Total 2,671,236
Netherlands  5.7%
Koninklijke Ahold Delhaize NV 3,225 91,117
Randstad NV 364 20,861
Shell PLC 9,508 296,281
Total 408,259
Norway  2.5%
Aker BP ASA 1,030 27,660
DNB Bank ASA 2,940 57,666
Equinor ASA 3,196 92,503
Total 177,829
Spain  1.4%
Enagas SA 767 12,572
Endesa SA 1,069 21,320
Telefonica SA 16,630 68,102
Total 101,994
Sweden  7.1%
Hexagon AB Class B 6,882 75,931
Holmen AB Class B 295 11,752
Sandvik AB 3,514 74,617
Skandinaviska Enskilda Banken AB Class A 5,387 77,241
SKF AB Class B 1,188 23,674
Svenska Handelsbanken AB Class A 4,929 53,692
Tele2 AB Class B 1,865 16,039
Telefonaktiebolaget LM Ericsson Class B 9,830 54,923

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International ESG Equity Income ETF
January 31,2024 (Unaudited)
Columbia International ESG Equity Income ETF | First Quarter Report 2024 3
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Volvo AB Class B 5,032 121,705
Total 509,574
Switzerland  1.4%
Kuehne + Nagel International AG 168 57,538
Logitech International SA 551 46,541
Total 104,079
United Kingdom  7.2%
Ashtead Group PLC 1,450 96,055
BP PLC 52,146 307,091
Lloyds Banking Group PLC 211,118 114,354
Total 517,500
Total Common Stocks
(Cost $6,429,282) 7,151,171
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.169%
(c)
44,016 44,016
Total Money Market Funds
(Cost $44,016) 44,016
Total Investments in Securities
(Cost $6,473,298) 7,195,187
Other Assets & Liabilities, Net 24,200
Net Assets 7,219,387
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January
31, 2024, the total value of these securities amounted to $36,344, which represents 0.50% of total net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia U.S. ESG Equity Income ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
4 Columbia U.S. ESG Equity Income ETF | First Quarter Report 2024
Common Stocks 99.0%
Issuer Shares Value ($)
Communication Services  6.2%
Diversified Telecommunication Services 3.0%
Verizon Communications, Inc. 31,878 1,350,034
Media 3.2%
Comcast Corp. Class A 30,213 1,406,113
Fox Corp. Class B 1,000 30,010
Sirius XM Holdings, Inc. 4,725 24,050
Total 1,460,173
Total Communication Services 2,810,207
Consumer Discretionary  6.5%
Automobile Components 0.1%
BorgWarner, Inc. 1,772 60,071
Hotels, Restaurants & Leisure 0.2%
Vail Resorts, Inc. 286 63,492
Household Durables 0.6%
Lennar Corp. Class A 1,854 277,822
Specialty Retail 5.6%
Best Buy Co., Inc. 1,468 106,415
Dick's Sporting Goods, Inc. 432 64,398
Home Depot, Inc. (The) 6,184 2,182,705
Tractor Supply Co. 818 183,723
Total 2,537,241
Total Consumer Discretionary 2,938,626
Consumer Staples  12.8%
Beverages 9.6%
Coca-Cola Co. (The) 32,586 1,938,541
Constellation Brands, Inc. Class A 1,283 314,438
Keurig Dr Pepper, Inc. 7,527 236,649
Molson Coors Beverage Co. Class B 1,464 90,461
PepsiCo, Inc. 10,393 1,751,532
Total 4,331,621
Consumer Staples Distribution 1.6%
Kroger Co. (The) 5,415 249,848
Target Corp. 3,492 485,667
Total 735,515
Food Products 1.6%
General Mills, Inc. 4,396 285,344
Hershey Co. (The) 1,133 219,281
JM Smucker Co. (The) 783 103,004
Kellanova 2,169 118,774
Total 726,403
Total Consumer Staples 5,793,539
Energy  16.8%
Energy Equipment & Services 1.7%
Halliburton Co. 6,764 241,137
Schlumberger NV 10,815 526,690
Total 767,827
Oil, Gas & Consumable Fuels 15.1%
Chevron Corp. 13,247 1,953,005
ConocoPhillips 8,997 1,006,495
Exxon Mobil Corp. 18,383 1,889,956
Kinder Morgan, Inc. 14,699 248,707
Marathon Petroleum Corp. 2,874 475,935
Occidental Petroleum Corp. 6,658 383,301
Ovintiv, Inc. 1,808 76,695
Phillips 66 3,327 480,119
Williams Cos., Inc. (The) 9,191 318,560
Total 6,832,773
Total Energy 7,600,600
Financials  9.2%
Banks 1.1%
Regions Financial Corp. 7,036 131,362
Common Stocks (continued)
Issuer Shares Value ($)
Truist Financial Corp. 10,084 373,713
Total 505,075
Capital Markets 5.3%
Bank of New York Mellon Corp. (The) 5,820 322,777
Charles Schwab Corp. (The) 12,590 792,163
CME Group, Inc. 2,721 560,091
Intercontinental Exchange, Inc. 4,298 547,264
Raymond James Financial, Inc. 1,428 157,337
Total 2,379,632
Insurance 2.8%
Aflac, Inc. 3,991 336,601
American International Group, Inc. 5,317 369,584
Hartford Financial Services Group, Inc. (The) 2,271 197,486
Principal Financial Group, Inc. 1,798 142,222
Willis Towers Watson PLC 779 191,868
Total 1,237,761
Total Financials 4,122,468
Health Care  8.9%
Biotechnology 2.8%
Amgen, Inc. 4,050 1,272,753
Health Care Providers & Services 6.1%
Cencora, Inc. 1,278 297,365
Cigna Group (The) 2,179 655,770
UnitedHealth Group, Inc. 3,517 1,799,790
Total 2,752,925
Total Health Care 4,025,678
Industrials  9.7%
Aerospace & Defense 0.7%
L3Harris Technologies, Inc. 1,431 298,249
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 872 73,327
Expeditors International of Washington, Inc. 1,095 138,331
Total 211,658
Building Products 1.5%
A O Smith Corp. 914 70,936
Allegion PLC 662 82,015
Fortune Brands Innovations, Inc. 952 73,866
Johnson Controls International PLC 5,122 269,878
Lennox International, Inc. 242 103,615
Owens Corning 667 101,070
Total 701,380
Electrical Equipment 1.2%
Emerson Electric Co. 4,308 395,173
Hubbell, Inc. 406 136,241
Total 531,414
Machinery 4.0%
CNH Industrial NV 7,032 84,384
Cummins, Inc. 1,058 253,179
Deere & Co. 2,031 799,361
IDEX Corp. 573 121,189
Nordson Corp. 386 97,164
Parker-Hannifin Corp. 969 450,101
Total 1,805,378
Professional Services 1.8%
Automatic Data Processing, Inc. 3,103 762,655
Robert Half, Inc. 779 61,962
Total 824,617
Total Industrials 4,372,696
Information Technology  18.6%
Electronic Equipment, Instruments & Components 0.5%
CDW Corp. 1,014 229,894

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. ESG Equity Income ETF
January 31, 2024 (Unaudited)
Columbia U.S. ESG Equity Income ETF | First Quarter Report 2024 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 3.5%
Cognizant Technology Solutions Corp. Class
A 3,796 292,748
International Business Machines Corp. 6,920 1,270,927
Total 1,563,675
Semiconductors & Semiconductor Equipment 14.6%
Analog Devices, Inc. 3,749 721,158
Broadcom, Inc. 1,967 2,321,060
KLA Corp. 1,030 611,861
Lam Research Corp. 995 821,044
Microchip Technology, Inc. 4,018 342,253
NXP Semiconductors NV 1,953 411,243
QUALCOMM, Inc. 8,432 1,252,236
Skyworks Solutions, Inc. 1,210 126,397
Total 6,607,252
Total Information Technology 8,400,821
Materials  4.6%
Chemicals 3.4%
Linde PLC 3,614 1,463,056
Mosaic Co. (The) 2,464 75,669
Total 1,538,725
Containers & Packaging 0.4%
Avery Dennison Corp. 602 120,069
Westrock Co. 1,917 77,179
Total 197,248
Metals & Mining 0.8%
Nucor Corp. 1,853 346,381
Total Materials 2,082,354
Utilities  5.7%
Electric Utilities 2.7%
Alliant Energy Corp. 1,932 94,011
American Electric Power Co., Inc. 3,986 311,466
Edison International 2,906 196,097
Entergy Corp. 1,596 159,217
Common Stocks (continued)
Issuer Shares Value ($)
Evergy, Inc. 1,718 87,223
Eversource Energy 2,640 143,141
Xcel Energy, Inc. 4,178 250,137
Total 1,241,292
Gas Utilities 0.3%
Atmos Energy Corp. 1,123 127,955
Multi-Utilities 2.3%
Ameren Corp. 1,985 138,096
Consolidated Edison, Inc. 2,615 237,704
DTE Energy Co. 1,560 164,455
NiSource, Inc. 3,123 81,104
Public Service Enterprise Group, Inc. 3,775 218,912
WEC Energy Group, Inc. 2,389 192,936
Total 1,033,207
Water Utilities 0.4%
American Water Works Co., Inc. 1,474 182,805
Total Utilities 2,585,259
Total Common Stocks
(Cost $38,954,518) 44,732,248
Exchange-Traded Equity Funds 0.6%
Issuer Shares Value ($)
Financials  0.6%
Financial Select Sector SPDR Fund 7,771 301,204
Total Exchange-Traded Equity Funds
(Cost $245,166) 301,204
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.169%
(a)
126,307 126,307
Total Money Market Funds
(Cost $126,307) 126,307
Total Investments in Securities
(Cost $39,325,991) 45,159,759
Other Assets & Liabilities, Net 24,686
Net Assets 45,184,445
(a) The rate shown is the seven-day current annualized yield at January 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT271_10_P01_(03/24)
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